UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  028-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

 /s/   David Ward     New York, NY/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $159,066 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106     6481   419490 SH       SOLE                   419490        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104     7628   109365 SH       SOLE                   109365        0        0
ALTISOURCE RESIDENTIAL CORP    CL B             02153W100      750    37485 SH       SOLE                    37485        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     2339    60245 SH       SOLE                    60245        0        0
AMERISERV FINL INC             COM              03074A102      168    53572 SH       SOLE                    53572        0        0
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306     6530   301769 SH       SOLE                   301769        0        0
ATLAS ENERGY LP                COM UNITS LP     04930A104     1754    39822 SH       SOLE                    39822        0        0
ATLAS FINANCIAL HOLDINGS INC   SHS NEW          G06207115     1993   326111 SH       SOLE                   326111        0        0
ATLAS RESOURCE PARTNERS LP     COM UNT LTD PR   04941A101      308    12729 SH       SOLE                    12729        0        0
BANCORP INC DEL                COM              05969A105     1971   142319 SH       SOLE                   142319        0        0
BLACKROCK INC                  COM              09247X101     7331    28538 SH       SOLE                    28538        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108    15130   764938 SH       SOLE                   764938        0        0
BSB BANCORP INC MD             COM              05573H108      142    10272 SH       SOLE                    10272        0        0
CARLYLE GROUP L P              COM UTS LTD PTN  14309L102     5957   196913 SH       SOLE                   196913        0        0
CFS BANCORP INC                COM              12525D102      328    41082 SH       SOLE                    41082        0        0
CIT GROUP INC                  COM NEW          125581801     4126    94894 SH       SOLE                    94894        0        0
CITIGROUP INC                  COM NEW          172967424     7973   180230 SH       SOLE                   180230        0        0
CITIZENS REPUBLIC BANCORP IN   COM NEW          174420307     1784    79112 SH       SOLE                    79112        0        0
COWEN GROUP INC NEW            CL A             223622101     2785   987687 SH       SOLE                   987687        0        0
DORAL FINL CORP                COM NEW          25811P886     1867  2649983 SH       SOLE                  2649983        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100     2186    26133 SH       SOLE                    26133        0        0
FIRST ADVANTAGE BANCORP        COM              31848L104      245    19238 SH       SOLE                    19238        0        0
FIRST CALIFORNIA FINANCIAL G   COM NEW          319395109     3305   387882 SH       SOLE                   387882        0        0
FIRST PACTRUST BANCORP INC     COM              33589V101      594    52122 SH       SOLE                    52122        0        0
HF FINL CORP                   COM              404172108      842    61469 SH       SOLE                    61469        0        0
HOME LN SERVICING SOLUTIONS    ORD SHS          G6648D109     4597   197058 SH       SOLE                   197058        0        0
INTERVEST BANCSHARES CORP      COM              460927106     1268   215594 SH       SOLE                   215594        0        0
JACKSONVILLE BANCORP INC FLA   COM              469249106     3975  2650000 SH       SOLE                  2650000        0        0
KKR & CO L P DEL               COM UNITS        48248M102     2388   123597 SH       SOLE                   123597        0        0
M & T BK CORP                  *W EXP 12/23/201 55261F112      307    10159 SH  CALL SOLE                    10159        0        0
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     1038    39846 SH       SOLE                    39846        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201     5384   105522 SH       SOLE                   105522        0        0
OCWEN FINL CORP                COM NEW          675746309    20548   541887 SH       SOLE                   541887        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     4401   283731 SH       SOLE                   283731        0        0
RAIT FINANCIAL TRUST           COM NEW          749227609     1167   146467 SH       SOLE                   146467        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    21852  1200000 SH  PUT  SOLE                  1200000        0        0
TFS FINL CORP                  COM              87240R107      196    18057 SH       SOLE                    18057        0        0
UNITED INS HLDGS CORP          COM              910710102      520    90713 SH       SOLE                    90713        0        0
WALTER INVT MGMT CORP          COM              93317W102     1863    50000 SH       SOLE                    50000        0        0
WESTERN UN CO                  COM              959802109     3975   264281 SH       SOLE                   264281        0        0
XENITH BANKSHARES INC          COM              98410X105     1070   206638 SH       SOLE                   206638        0        0